Dividends (Details) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended		3 Months Ended					6 Months Ended		12 Months Ended
	Jul. 31, 2018 $ / shares	May 31, 2018 $ / shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2018 kr / shares	Mar. 31, 2018 $ / shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2017 kr / shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2018 kr / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 kr / shares
Dividends declared [abstract]
Dividend per share | $ / shares		$ 0.23			$ 0.23
Dividends paid in cash			$ 744			$ 728		$ 1,147		$ 1,491
Dividends paid, ordinary shares per share | (per share)			$ 0.23	kr 1.8575		$ 0.4402	kr 3.7168	$ 0.4501	kr 3.5964	$ 0.8804	kr 7.2615
Scrip dividends			$ 0			$ 678		$ 338		$ 1,357
Number of shares issued - scrip | shares			0.0			41.8		15.5		78.1
Cash and scrip dividends settled			$ 744			$ 1,406		$ 1,485		$ 2,848
Dividend per share transactions [Member]
Dividends declared [abstract]
Dividend per share | $ / shares	$ 0.23